Leases - Schedule of Operating Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease cost	$ 5,670	$ 5,189	$ 11,244	$ 10,787	$ 21,195	$ 18,278
Short-term lease cost	410	403	905	727	1,685	768
Finance lease cost:
Amortization of right-of-use assets	378	0	695	0	743	0
Interest on lease liabilitites	461	0	819	0	303	0
Total lease costs	$ 6,919	$ 5,592	$ 13,663	$ 11,514	$ 23,926	$ 19,046